Debt - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		May 05, 2024	May 05, 2024
Debt instrument, description of variable rate basis		LIBOR + 3.75%	LIBOR + 3.75%
Debt instrument, basis spread on variable rate		3.75%	3.75%
Debt instrument rate		4.75%	5.93%	6.25%
Debt instrument unamortized discount		$ 542	$ 1,105	$ 1,346
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Oct. 01, 2021	Oct. 01, 2021	Oct. 01, 2021
Debt instrument fixed interest rate	8.00%	8.00%	8.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 09, 2022	Mar. 09, 2022
Debt instrument, description of variable rate basis		LIBOR + 1.75%	LIBOR +1.50%
Debt instrument, basis spread on variable rate		1.75%	1.50%
Debt instrument rate		2.75%	0.00%